Accounts Receivable, Net - Schedule of Changes of Allowance for Credit Loss for Accounts Receivable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Changes of Allowance for Credit Loss for Accounts Receivable [Line Items]
Beginning balance	$ 288,585
Additions	105,212	288,662
Exchange rate difference	(6,690)	(77)
Ending balance	$ 387,107	$ 288,585